Long-term debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Jul. 30, 2014 CAD	Jan. 31, 2014 CAD	Dec. 31, 2013 CAD	Nov. 19, 2013 USD ($)
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 65,000,000
Generation | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD					CAD 350,000,000	CAD 200,000,000
Generation | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD	CAD 350,000,000	CAD 350,000,000
Debt instrument, basis spread on variable rate	1.45%	1.45%
Revolving credit facility, maturity date	Jul. 31, 2019	Jul. 31, 2019
Generation | Senior Debt | Shady Oaks Wind Facility Senior Debt
Debt Instrument [Line Items]
Debt instrument, face value				$ 76,000,000
Generation | Senior Debt | Shady Oaks Wind Facility Senior Debt | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.80%
Generation | Senior Debt | Long Sault Hydro Facility Senior Debt
Debt Instrument [Line Items]
Debt instrument, face value | CAD	CAD 34,760,000	CAD 34,760,000
Debt instrument, interest rate	10.21%	10.21%	10.21%	10.21%
Debt instrument, maturity date	Dec. 31, 2027	Dec. 31, 2027
Generation | Senior Debt | Chuteford Hydro Facility Senior Debt
Debt Instrument [Line Items]
Debt instrument, face value | CAD	CAD 2,587,000	CAD 2,587,000
Debt instrument, interest rate	11.55%	11.55%	11.55%	11.55%
Debt instrument, maturity date	Apr. 01, 2020	Apr. 01, 2020
Generation | Senior Unsecured Notes | 4.65% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face value | CAD	CAD 200,000,000	CAD 200,000,000					CAD 200,000,000
Debt instrument, interest rate	4.65%	4.65%	4.65%	4.65%
Debt instrument, maturity date	Feb. 15, 2022	Feb. 15, 2022
Debt instrument, repayment terms	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.
Generation | Senior Unsecured Notes | 4.82% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face value | CAD	CAD 150,000,000	CAD 150,000,000						CAD 150,000,000
Debt instrument, interest rate	4.82%	4.82%	4.82%	4.82%
Debt instrument, maturity date	Feb. 15, 2021	Feb. 15, 2021
Debt instrument, repayment terms	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.
Generation | Senior Unsecured Notes | 5.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face value | CAD	CAD 135,000,000	CAD 135,000,000
Debt instrument, interest rate	5.50%	5.50%	5.50%	5.50%
Debt instrument, maturity date	Jul. 25, 2018	Jul. 25, 2018
Debt instrument, repayment terms	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.
Distribution | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 200,000,000	$ 200,000,000
Debt instrument, basis spread on variable rate	1.25%	1.25%
Revolving credit facility, maturity date	Sep. 30, 2018	Sep. 30, 2018
Distribution | Bonds | New England Gas System, First Mortgage Bonds, 9.44%
Debt Instrument [Line Items]
Debt instrument, face value			$ 6,500,000	$ 6,500,000
Debt instrument, interest rate	9.44%	9.44%	9.44%	9.44%
Debt instrument, maturity date	Feb. 15, 2020	Feb. 15, 2020
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually in arrears.	The notes have interest only payments, payable semi-annually in arrears.
Distribution | Bonds | New England Gas System, First Mortgage Bonds, 7.99%
Debt Instrument [Line Items]
Debt instrument, face value			$ 7,000,000	$ 7,000,000
Debt instrument, interest rate	7.99%	7.99%	7.99%	7.99%
Debt instrument, maturity date	Sep. 15, 2026	Sep. 15, 2026
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually in arrears.	The notes have interest only payments, payable semi-annually in arrears.
Distribution | Bonds | New England Gas System, First Mortgage Bonds, 7.24%
Debt Instrument [Line Items]
Debt instrument, face value			$ 6,000,000	$ 6,000,000
Debt instrument, interest rate	7.24%	7.24%	7.24%	7.24%
Debt instrument, maturity date	Dec. 15, 2027	Dec. 15, 2027
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually in arrears.	The notes have interest only payments, payable semi-annually in arrears.
Distribution | Bonds | Litchfield Park Service Company Bonds, 5.85%
Debt Instrument [Line Items]
Debt instrument, interest rate	5.85%	5.85%	5.85%	5.85%
Distribution | Bonds | Litchfield Park Service Company Bonds, 6.71%
Debt Instrument [Line Items]
Debt instrument, interest rate	6.71%	6.71%	6.71%	6.71%
Distribution | Loans | Bella Vista Water Loans, 6.26%
Debt Instrument [Line Items]
Debt instrument, face value			$ 877,000	$ 877,000
Debt instrument, interest rate	6.26%	6.26%	6.26%	6.26%
Debt instrument, maturity date	Mar. 01, 2020	Mar. 01, 2020
Debt instrument, repayment terms	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.
Distribution | Loans | Bella Vista Water Loans, 6.10%
Debt Instrument [Line Items]
Debt instrument, face value			$ 877,000	$ 877,000
Debt instrument, interest rate	6.10%	6.10%	6.10%	6.10%
Debt instrument, maturity date	Dec. 01, 2017	Dec. 01, 2017
Debt instrument, repayment terms	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 3.51%
Debt Instrument [Line Items]
Debt instrument, face value			$ 50,000,000	$ 50,000,000
Debt instrument, interest rate	3.51%	3.51%	3.51%	3.51%
Debt instrument, maturity date	Jul. 31, 2017	Jul. 31, 2017
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 3.23%
Debt Instrument [Line Items]
Debt instrument, face value			$ 25,000,000	$ 25,000,000
Debt instrument, interest rate	3.23%	3.23%	3.23%	3.23%
Debt instrument, maturity date	Jul. 31, 2020	Jul. 31, 2020
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.49%
Debt Instrument [Line Items]
Debt instrument, face value			$ 115,000,000	$ 115,000,000
Debt instrument, interest rate	4.49%	4.49%	4.49%	4.49%
Debt instrument, maturity date	Aug. 01, 2022	Aug. 01, 2022
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.14%
Debt Instrument [Line Items]
Debt instrument, face value			$ 15,000,000	$ 15,000,000
Debt instrument, interest rate	4.14%	4.14%	4.14%	4.14%
Debt instrument, maturity date	Mar. 13, 2023	Mar. 13, 2023
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 3.86%
Debt Instrument [Line Items]
Debt instrument, face value			$ 75,000,000	$ 75,000,000
Debt instrument, interest rate	3.86%	3.86%	3.86%	3.86%
Debt instrument, maturity date	Jul. 31, 2023	Jul. 31, 2023
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.89%
Debt Instrument [Line Items]
Debt instrument, face value			$ 60,000,000	$ 60,000,000
Debt instrument, interest rate	4.89%	4.89%	4.89%	4.89%
Debt instrument, maturity date	Jul. 30, 2027	Jul. 30, 2027
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.26%
Debt Instrument [Line Items]
Debt instrument, face value			$ 25,000,000	$ 25,000,000
Debt instrument, interest rate	4.26%	4.26%	4.26%	4.26%
Debt instrument, maturity date	Jul. 31, 2028	Jul. 31, 2028
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.13%, Due April 30, 2045
Debt Instrument [Line Items]
Debt instrument, face value			$ 90,000,000	$ 90,000,000
Debt instrument, interest rate	4.13%	4.13%	4.13%	4.13%
Debt instrument, maturity date	Apr. 30, 2045	Apr. 30, 2045
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Liberty Utilities Co Senior Unsecured Notes, 4.13%, Due July 15, 2045
Debt Instrument [Line Items]
Debt instrument, face value			$ 70,000,000	$ 70,000,000
Debt instrument, interest rate	4.13%	4.13%	4.13%	4.13%
Debt instrument, maturity date	Jul. 15, 2045	Jul. 15, 2045
Debt instrument, repayment terms	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Distribution | Senior Unsecured Notes | Calpeco Electric System Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually in arrears.	The notes have interest only payments, payable semi-annually in arrears.
Distribution | Senior Unsecured Notes | California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19%
Debt Instrument [Line Items]
Debt instrument, face value			$ 45,000,000	$ 45,000,000
Debt instrument, interest rate	5.19%	5.19%	5.19%	5.19%
Debt instrument, maturity date	Dec. 29, 2020	Dec. 29, 2020
Distribution | Senior Unsecured Notes | California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59%
Debt Instrument [Line Items]
Debt instrument, face value			$ 25,000,000	$ 25,000,000
Debt instrument, interest rate	5.59%	5.59%	5.59%	5.59%
Debt instrument, maturity date	Dec. 29, 2025	Dec. 29, 2025
Distribution | Senior Unsecured Notes | Liberty Water Co, Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face value			$ 50,000,000	$ 50,000,000
Debt instrument, interest rate	5.60%	5.60%	5.60%	5.60%
Annual principal payment			$ 5,000,000	$ 5,000,000
Balloon payment paid at maturity			25,000,000	25,000,000
Debt instrument, maturity date	Dec. 22, 2020	Dec. 22, 2020
Debt instrument, repayment terms	The note bears interest payments semi-annually in arrears.	The note bears interest payments semi-annually in arrears.
Distribution | Senior Unsecured Notes | Granite State Senior Unsecured Longterm Notes, 7.37%
Debt Instrument [Line Items]
Debt instrument, face value			$ 5,000,000	$ 5,000,000
Debt instrument, interest rate	7.37%	7.37%	7.37%	7.37%
Debt instrument, maturity date	Nov. 01, 2023	Nov. 01, 2023
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.
Distribution | Senior Unsecured Notes | Granite State Senior Unsecured Longterm Notes, 7.94%
Debt Instrument [Line Items]
Debt instrument, face value			$ 5,000,000	$ 5,000,000
Debt instrument, interest rate	7.94%	7.94%	7.94%	7.94%
Debt instrument, maturity date	Jul. 01, 2025	Jul. 01, 2025
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.
Distribution | Senior Unsecured Notes | Granite State Senior Unsecured Longterm Notes, 7.30%
Debt Instrument [Line Items]
Debt instrument, face value			$ 5,000,000	$ 5,000,000
Debt instrument, interest rate	7.30%	7.30%	7.30%	7.30%
Debt instrument, maturity date	Jun. 15, 2028	Jun. 15, 2028
Debt instrument, repayment terms	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.